Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
1290 VT High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	1290 VT High Yield Bond Portfolio – Class IB and K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to maximize current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of<br/>your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE <br/><br/>Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a broad range of high-yield, below investment-grade bonds. For purposes of this investment policy, a debt security is considered a “bond.” Debt securities represent an issuer’s obligation to repay a loan of money that generally pays interest to the holder. Bank loans, bonds, loan participations, notes and debentures are examples of debt securities. It is expected that the Portfolio will invest primarily in high-yield corporate bonds. Securities below investment grade include those securities rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB+ or lower by Fitch Ratings Ltd. (“Fitch”) or by Standard & Poor’s Global Ratings (“S&P”) or, if unrated, deemed to be of comparable quality by the Adviser or the Sub-Adviser. The below investment grade securities in which the Portfolio invests are generally rated at least Ca by Moody’s or at least CC by Fitch or S&P or, if unrated, deemed to be of comparable quality by the Adviser or the Sub-Adviser. The Portfolio may continue to hold securities that are downgraded below these ratings subsequent to purchase. The Portfolio does not normally invest in securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions. Split rated securities, which are securities that receive different ratings from two or more rating agencies, will be considered to have the lower credit rating. The Portfolio may invest in debt securities issued by small-, mid- and large- capitalization companies. The Portfolio may invest up to 25% of its net assets in debt securities of issuers located outside the United States, including emerging markets issuers and U.S. dollar-denominated securities of non-U.S. issuers. Certain debt instruments in which the Portfolio may invest may be structured as pay-in-kind securities. The Portfolio may invest in privately placed and restricted securities.

The Portfolio’s assets normally are allocated among two portions, each of which is managed using a different but complementary investment strategy. One portion of the Portfolio is actively managed (“Active Allocated Portion”) and the other portion of the Portfolio invests in ETFs that are passively managed and that meet the investment objective of the Portfolio (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion consists of approximately 90% of the Portfolio’s net assets and the ETF Allocated Portion consists of approximately 10% of the Portfolio’s net assets. These percentages can deviate from the amounts shown above by up to 15% of the Portfolio’s assets. The ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval.

The Active Allocated Portion will invest in high yield corporate debt securities as well as floating rate loans, and participations in and assignments of loans. The Active Allocated Portion may invest in securities of any maturity because the Sub-Advisers to the Active Allocated Portion place greater emphasis on credit risk in selecting securities than either maturity or duration. Maturity measures the average final payable dates of debt instruments. Duration is a measure used to determine the sensitivity of a security’s value to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates, which may increase the volatility of the security’s value and may lead to losses.

The ETF Allocated Portion will generally invest in the following ETFs: the iShares iBoxx $ High Yield Corporate Bond Fund and the SPDR® Bloomberg Barclays High Yield Bond ETF. These ETFs seek investment results that correspond generally to the price and yield performance, before fees and expenses, of a fixed-income securities benchmark index. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the ETFs held by the ETF Allocated Portion.

		The Portfolio also may lend its portfolio securities to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can negatively affect the Portfolio’s performance.

Credit Risk: The Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations, which may cause the Portfolio’s holdings to lose value. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

ETFs Risk: The Portfolio’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets, and investments in these countries and/or markets are more susceptible to loss than investments in developed countries and/or markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

European Economic Risk: The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country. In June 2016, the United Kingdom (the “UK”) voted to withdraw from the EU, commonly referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes cannot be fully known. The negative impact on not only the UK and European economies but also the broader global economy could be significant, potentially resulting in increased volatility and illiquidity, which could adversely affect the value of the Portfolio’s investments. Any further withdrawals from the EU could cause additional market disruption globally.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for the Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.
Interest Rate Risk: Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase with any increase in the duration of those securities. There is a greater risk of rising interest rates than has historically been the case due to the current period of relatively low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Investment Grade Securities Risk: Debt securities generally are rated by national bond ratings agencies. The Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. For example, the Portfolio may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments), invests collateral from securities loans or borrows money. The Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging the Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of the Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that a rise in the value of the Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, the Portfolio may experience losses. In a market where the value of the Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses.

Liquidity Risk: The trading market for a particular investment in which the Portfolio invests, or a particular investment in which the Portfolio is invested, may become less liquid or even illiquid. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. The Portfolio also may not receive its proceeds from the sale of certain securities for an extended period of time. Certain securities that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.

Loan Risk: Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and the Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of the Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans may not be considered “securities,” and purchasers, such as the Portfolio, therefore may not have the benefit of the anti-fraud protections of the federal securities laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Market Risk: The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Changes in the financial condition of a single issuer can impact the market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. In addition, markets and market-participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large.

Mid-Cap and Small-Cap Company Risk: The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments, which can negatively affect their value. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their securities as compared with larger companies. As a result, the value of such securities may be more volatile than the value of securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

Mortgage-Related and Other Asset-Backed Securities Risk: Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. In addition, certain mortgage-related and other asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories. The risk of defaults by borrowers is generally higher in the case of asset or mortgage pools that include subprime assets or mortgages. Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.

Multiple Sub-Adviser Risk: The Adviser allocates the Portfolio’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Portfolio’s assets. To a significant extent, the Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect the Portfolio’s performance. In addition, because each Sub-Adviser manages its allocated portion of the Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion resulting in higher expenses without accomplishing any net result in the Portfolio’s holdings. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate for its allocated portion of the Portfolio when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate the Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

Portfolio Management Risk: The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.

Prepayment Risk and Extension Risk: Prepayment risk is the risk that the principal on securities held by the Portfolio may be paid off by the issuer more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Extension risk is the risk that the principal on securities held by the Portfolio may be paid off by the issuer more slowly than originally anticipated.

Privately Placed and Other Restricted Securities Risk: Restricted securities, which include privately placed securities, are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Difficulty in selling securities may result in a loss or be costly to the Portfolio. The risk that securities may not be sold for the price at which the Portfolio is carrying them is greater with respect to restricted securities than it is with respect to registered securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing the Portfolio’s net asset value.

Redemption Risk: The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Sector Risk: From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

		Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one- and five-year and since inception periods through December 31, 2018 compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

		The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one- and five-year and since inception periods through December 31, 2018 compared to the returns of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
4.00% (2016 3rd Quarter)	–4.09% (2015 3rd Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
1290 VT High Yield Bond Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	610
10 Years	rr_ExpenseExampleYear10	1,357
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	349
5 Years	rr_ExpenseExampleNoRedemptionYear05	610
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,357
2014	rr_AnnualReturn2014	1.86%
2015	rr_AnnualReturn2015	(3.02%)
2016	rr_AnnualReturn2016	11.67%
2017	rr_AnnualReturn2017	6.46%
2018	rr_AnnualReturn2018	(2.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.09%)
One Year	rr_AverageAnnualReturnYear01	(2.23%)
Five Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 2013
1290 VT High Yield Bond Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	475
10 Years	rr_ExpenseExampleYear10	1,066
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	475
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,066
One Year	rr_AverageAnnualReturnYear01	(1.99%)
Five Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 08, 2013
1290 VT High Yield Bond Portfolio | ICE BofAML US High Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.26%)
Five Years	rr_AverageAnnualReturnYear05	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%

[1]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.
[2]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2020 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.00% for Class IB shares and 0.75% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2020.